Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Oct. 31, 2025
Parent Company Only Condensed Financial Information [Abstract]
Schedule of Balance Sheets

Condensed Balance Sheets

	October 31, 2025	October 31, 2024
ASSETS
Current Assets
Cash	2,056,270	—
Other receivables and other current assets	293,333	—
Deffered IPO Cost	—	1,088,400
Total Current Assets	2,349,603	1,088,400
Non-Current Assets	—	—
Investment in subsidiaries and VIEs	3,716,103	1,879,477
Total Non-Current Assets	3,716,103	1,879,477
TOTAL ASSETS	6,065,706	2,967,877

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Accruals and other payables	60,000	—
Intercompany Payable	2,010,851	1,461,792
Total Current Liabilities	2,070,851	1,461,792
TOTAL LIABILITIES	2,070,851	1,461,792
Shareholders’ Equity
Class A Ordinary Shares, $0.001 par value; 12,000,000,000 shares authorized; 296,488 and 119,000 shares issued and outstanding as of October 31, 2025 and 2024, respectively;*	296	119
Class B Ordinary Shares, $0.001 par value; 3,000,000,000 shares authorized; 381,000 shares issued and outstanding as of October 31, 2025 and 2024, respectively*	381	381
Subscription Receivable	—	—
Additional Paid In Capital	28,021,581	1,161,211
Statutory Reserve	217,264	131,962
(Accumulated Deficits) Retained Earning	(24,178,267)	271,788
Accumulated Other Comprehensive Loss	(66,400)	(59,376)
Total Stockholders’ Equity	3,994,855	1,506,085
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	6,065,706	2,967,877

Schedule of Statements of Operations

Condensed Statements of Operations

	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023
Operating costs and expenses:
General and administrative expenses	24,840,917	373,892	—
Total operating expenses	24,840,917	—	—
Other income (expense):	—	—	—
Other income	30,002	—	—
Interest income	2,552	—	—
Interest expense	(41)	—	—
Total other income (expenses)	32,513	—	—
Income of subsidiaries and VIEs	443,651	852,453	852,042
Net (loss) income	(24,364,753)	478,561	852,042

Schedule of Cash Flow Statement
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023
Cash flows from operating activities
Net (loss) income	(24,364,753)	478,561	852,042
Share-based Compensation Expense	24,070,200	—	—
Other non-cash operating expense	150,000	373,892	—
Income of subsidiaries and VIEs	(443,651)	(852,453)	(852,042)
Changes in operating assets and liabilities:
Other receivables and other current assets	(293,333)	—	—
Accruals and other payables	60,000	—	—

Net cash used in operating activities	(821,537)	—	—

Cash flows from investing activities
Pay the investments on behalf of the subsidiary	(1,400,000)	—	—
Loans to the third party	(6,030,001)	—	—
Loans repayment from the third party	6,030,001	—	—
Net cash used in investing activities	(1,400,000)	—	—

Cash flows from financing activities
Proceeds from issuance of shares	4,277,807	—	—
Net cash provided by financing activities	4,277,807	—	—

Net increase in cash	2,056,270	—	—

Effect of exchange rate changes on cash	—	—	—
Cash and cash equivalents– at the beginning of the year	—	—	—
Cash and cash equivalents– at the end of the year	$2,056,270	$—	$—